Basis of Presentation	6 Months Ended
Jun. 30, 2013
Basis of Presentation
1.	BASIS OF PRESENTATION:

For financial statement presentation and reporting purposes, the Company is the successor to Gaylord Entertainment Company, formerly a Delaware corporation (“Gaylord”). As more fully described in Note 3, as part of the plan to restructure the business operations of Gaylord to facilitate its qualification as a real estate investment trust (“REIT”) for federal income tax purposes, Gaylord merged with and into its wholly-owned subsidiary, Ryman Hospitality Properties, Inc., a Delaware corporation (“Ryman”), on October 1, 2012, with Ryman as the surviving corporation (the “Merger”). At 12:01 a.m. on October 1, 2012, the effective time of the Merger, Ryman succeeded to and began conducting, directly or indirectly, all of the business conducted by Gaylord immediately prior to the Merger. The “Company” refers to Ryman and to Gaylord.

The Company conducts its business through an umbrella partnership REIT, in which its assets are held by, and operations are conducted through, RHP Hotel Properties, LP, a subsidiary operating partnership (the “Operating Partnership”) that the Company formed in connection with the REIT conversion. The Company is the sole limited partner of the Operating Partnership and currently owns, either directly or indirectly, all of the partnership units of the Operating Partnership.

The Company principally operates, through its subsidiaries and its property managers, as applicable, in the following business segments: Hospitality, Opry and Attractions, and Corporate and Other.

The condensed consolidated financial statements include the accounts of the Company and its subsidiaries and have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the financial information presented not misleading. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012. In the opinion of management, all adjustments necessary for a fair statement of the results of operations for the interim periods have been included. All adjustments are of a normal, recurring nature. The results of operations for such interim periods are not necessarily indicative of the results for the full year because of seasonal and short-term variations.

Reclassifications

The Company is electing REIT status for the year ending December 31, 2013. In connection with the Company’s conversion to a REIT and the restructuring of the Company’s business operations as further discussed in Note 3, the Company has revised the presentation of its condensed consolidated balance sheets and condensed consolidated statements of operations and comprehensive income to be more consistent with its peers within the hospitality REIT industry. For the condensed consolidated balance sheets, these changes consisted of presenting an unclassified balance sheet. For the condensed consolidated statements of operations and comprehensive income, the changes consist of providing revenues and operating expenses as Rooms, Food and Beverage, Other Hotel Revenues/Expenses, Opry and Attractions, and Corporate. As a result, certain amounts in previously issued financial statements have been reclassified to conform to the 2013 presentation as follows:

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a reduction of $10.7 million in total assets and $10.7 million in total liabilities in the Company’s consolidated balance sheet as of December 31, 2012, as a result of the change in presentation for deferred income taxes under an unclassified balance sheet;

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a reclassification of $139.2 million of operating costs for the three months ended June 30, 2012 as hotel operating expenses ($125.9 million), Opry and Attractions operating expenses ($10.3 million) and Corporate operating expenses ($3.0 million);

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a reclassification of $274.2 million of operating costs for the six months ended June 30, 2012 as hotel operating expenses ($250.6 million), Opry and Attractions operating expenses ($17.5 million) and Corporate operating expenses ($6.1 million);

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a reclassification of $51.8 million of selling, general and administrative expense for the three months ended June 30, 2012 as hotel operating expenses ($34.4 million), Opry and Attractions operating expenses ($3.8 million), Corporate operating expenses ($10.2 million) and REIT conversion costs ($3.4 million); and

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a reclassification of $101.1 million of selling, general and administrative expense for the six months ended June 30, 2012 as hotel operating expenses ($67.2 million), Opry and Attractions operating expenses ($7.3 million), Corporate operating expenses ($20.2 million) and REIT conversion costs ($6.4 million).

The Company believes the 2013 presentation is more aligned with its peers in the hospitality REIT industry.